Statutory Results Level 4 Statutory Results (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance [Abstract]
Statutory Accounting Practices, Statutory Net Income Amount	$ 181	$ (126)	$ 488		$ 369
Statutory Accounting Practices, Statutory Capital and Surplus, Balance		$ 3,713	3,194	$ 3,713
Statutory Accounting Practices, Prescribed Practice, Amount			$ 37	$ 135